Offerings	Feb. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the Once Upon a Farm, PBC 2026 Omnibus Incentive Plan
Amount Registered | shares	3,563,138
Proposed Maximum Offering Price per Unit	21.06
Maximum Aggregate Offering Price	$ 75,039,686.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,362.98
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock") which become issuable under the Once Upon a Farm, PBC 2026 Omnibus Incentive Plan ("2026 Omnibus Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock, as applicable. (2) The Amount Registered includes additional shares of Common Stock reserved for future issuance pursuant to the annual "evergreen increase" and for delivery with respect to awards issued under the 2026 Omnibus Plan, which include shares of Common Stock that may again become available for delivery with respect to awards under the 2026 Omnibus Plan pursuant to the share counting, share recycling and other terms and conditions of the 2026 Omnibus Plan. (3) The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The Proposed Maximum Offering Price Per Unit of $21.06 per share represents the high and low sales prices of the Common Stock as reported on the New York Stock Exchange on February 6, 2026, which date is within five business days prior to filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the Once Upon a Farm, PBC 2026 Employee Stock Purchase Plan
Amount Registered | shares	356,314
Proposed Maximum Offering Price per Unit	17.90
Maximum Aggregate Offering Price	$ 6,378,020.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 880.80
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's Common Stock which become issuable under the Once Upon a Farm, PBC 2026 Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock, as applicable. (2) The Amount Registered includes additional shares of Common Stock reserved for future issuance pursuant to the annual "evergreen increase." (3) The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The Proposed Maximum Offering Price Per Unit and the Maximum Aggregate Offering Price are based on the Proposed Maximum Offering Price Per Unit of $17.90 per share, representing the high and low sales prices of the Common Stock as reported on the New York Stock Exchange on February 6, 2026, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the ESPP.